PRIOR YEAR TAX REBATE (Narrative) (Details) $ in Thousands	3 Months Ended
Jun. 30, 2019 USD ($)
Disclosure Of Prior Year Tax Rebate [Abstract]
Amount of tax rebate related to prior years, net of fees	$ 6,027